GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

7.    GOODWILL AND INTANGIBLE ASSETS

Goodwill

The change in the carrying value of goodwill for the years ended December 31, 2021 and 2020, respectively, was as follows (in thousands):

Balance as of January 1, 2020	$3,732
Acquisition of WUPJ	341,671
Acquisition of Gama	54,757
Balance as of December 31, 2020	400,160
Acquisition of Mountain Aviation	37,238
Balance as of December 31, 2021	$437,398

Goodwill Impairment

On October 1, 2019, we performed a qualitative assessment of goodwill, and determined that there were no indicators of impairment. Our qualitative assessment included analyses and weighting of all relevant factors that impact the fair value of our goodwill.

During 2020, due to the initial negative effect of COVID-19 on overall travel demand and our business, as well as the uncertainty in anticipated versus actual rates of recovery, in addition to our annual goodwill impairment assessment on October 1st, we deemed it necessary to perform an interim quantitative impairment assessment of goodwill on April 30, 2020, using the estimated future discounted cash flows of our reporting unit, which did not result in impairment to goodwill. We performed a qualitative annual assessment on October 1, 2020, as the estimated fair value of our reporting unit significantly exceeded the carrying value on April 30, 2020. Our qualitative assessment did not result in an indication that the fair value of our reporting unit was less than the carrying value.

We performed a quantitative annual assessment on October 1, 2021. Our quantitative assessment, using a discounted cash flow approach did not result in an indication that the fair value of our reporting unit was less than the carrying value. During the fourth quarter of 2021, we determined that because of a sustained decrease in our share price from the Closing Date, combined with a decline in our margins, there was an indication a triggering event occurred. As such, we deemed it necessary to perform an interim quantitative impairment assessment of goodwill on December 15, 2021, using a discounted cash flow approach, which did not result in impairment to goodwill.

Intangible Assets

The gross carrying value, accumulated amortization and net carrying value of intangible assets consisted of the following (in thousands):

	December 31, 2021
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$15,644	$64,356
Customer relationships	74,600	14,443	60,157
Non-competition agreement	210	209	1
Trade name	14,230	5,493	8,737
Developed technology	19,545	6,380	13,165
Leasehold interest – favorable	600	57	543
Total	$189,185	$42,226	$146,959

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$7,645	$72,355
Customer relationships	70,000	6,609	63,391
Non-competition agreement	100	100	—
Trade name	13,900	2,487	11,413
Developed technology	19,545	3,559	15,986
Leasehold interest – favorable	600	35	565
Total	$184,145	$20,435	$163,710

Amortization expense of intangible assets was $21.8 million, $19.5 million and $0.9 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Intangible Liabilities

The gross carrying value, accumulated amortization and net carrying value of intangible liabilities consisted of the following (in thousands):

	December 31, 2021
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Intangible liabilities	$20,000	$3,917	$16,083

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Intangible liabilities	$20,000	$1,917	$18,083

Amortization of intangible liabilities, which reduces amortization expense was $2.0 million, $1.9 million and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.

Future amortization expense of intangible assets and intangible liabilities held as of December 31, 2021 are as follows (in thousands):

	Intangible	Intangible
Year ending December 31,	Assets	Liabilities
2022	$20,123	$2,000
2023	19,864	2,000
2024	19,701	2,000
2025	19,288	2,000
2026	18,604	$2,000
Thereafter	49,379	6,083
Total	$146,959	$16,083